SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 9) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net income basic earnings per share - income available to shareholders	$ 80,985	$ 24,030	$ 42,962
Amount for diluted earnings per share - income available to shareholders	$ 80,985	$ 24,030	$ 42,962
Weighted average shares outstanding
Denominator for basic net earnings per share (in shares)	13,724,652	13,596,000	13,513,500
Effect of dilutive securities (in shares)	398	194	155
Denominator for diluted net earnings per share (in shares)	14,122,779	13,789,766	13,669,297
Basic net earnings per share (in dollars per share)	$ 5.90	$ 1.78	$ 3.17
Diluted net earnings per share (in dollars per share)	$ 5.70	$ 1.72	$ 3.11